SHARE-BASED COMPENSATION (Details) - 2010 Omnibus Incentive Plan [Member]	12 Months Ended
	Dec. 31, 2019 Installment $ / shares shares	Dec. 31, 2018 $ / shares shares	Dec. 31, 2017 $ / shares shares	Dec. 31, 2016 $ / shares shares	Apr. 29, 2010 shares
Description of Plan [Abstract]
Number of shares authorized (in shares)					1,500,000
SARs [Member]
Description of Plan [Abstract]
Number of equal installments for awards to vest | Installment	3
Expiration period	10 years
Grant Activity [Abstract]
Outstanding and vested (in shares)	796,980	796,980	821,117
SARs exercised (in shares)	782,955	0	24,137
Outstanding (in shares)	14,025	796,980	796,980	821,117
Exercisable (in shares)	14,025
Outstanding (in dollars per share) | $ / shares	$ 12.74	$ 12.74	$ 12.74
SARs exercised (in dollars per share) | $ / shares	12.73	0	12.73
Outstanding (in dollars per share) | $ / shares	12.95	$ 12.74	$ 12.74	$ 12.74
Exercisable (in dollars per share) | $ / shares	$ 12.95
Weighted average remaining contractual life	1 year 7 months 6 days	2 years 1 month 6 days	3 years 1 month 6 days	4 years 1 month 6 days
RSUs [Member]
Description of Plan [Abstract]
Number of equal installments for awards to vest | Installment	3
Expiration period	10 years